Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 31, 2013
Registrant Name	DWS MARKET TRUST
Central Index Key	0000095603
Amendment Flag	false
Document Creation Date	Jan. 31, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Aug. 01, 2012